Notes receivable - Schedule of notes receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 17, 2024
Financing Receivable, after Allowance for Credit Loss [Abstract]
Current portion of notes receivable	$ 4,629	$ 451	$ 7,000
Notes receivable – net of current	2,980	2,037
Total notes receivable	$ 7,609	$ 2,488